Investment Strategy - BNY Mellon Large Cap Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large capitalization companies. The fund considers large-cap companies to be those companies with market capitalizations of $5 billion or more at the time of purchase. The fund invests in growth-oriented stocks and value-oriented stocks. The fund invests primarily in equity securities of U.S. issuers, but may invest in the equity securities of foreign issuers, including those in emerging market countries.

The fund is designed to provide investment exposure to the Equity Income Strategy and the Growth Strategy employed by Newton Investment Management North America, LLC, the fund's sub-adviser. The fund's portfolio manager responsible for portfolio construction uses a collaborative process, engaging with the portfolio managers responsible for the Equity Income Strategy and the Growth Strategy to select what they determine to be the best opportunities from the companies identified and recommended from the strategies. Although there is no target or limitation on the amount of fund assets to be allocated to stocks of companies included in either investment strategy, the fund typically invests in stocks selected from both the Equity Income Strategy and the Growth Strategy.

Description of the Equity Income Strategy and the Growth Strategy

The following describes the investment strategies employed by the portfolio managers responsible for the Equity Income Strategy and the Growth Strategy in identifying investment opportunities for the fund.

Equity Income Strategy

The portfolio managers responsible for the Equity Income Strategy focus on dividend-paying stocks and other investments that provide income. The portfolio managers responsible for the Equity Income Strategy identify stocks through a disciplined investment process that combines computer modeling techniques and fundamental analysis. The Equity Income Strategy emphasizes those stocks with value characteristics, although the portfolio managers for the strategy also may identify for investment stocks with growth characteristics.

The portfolio managers responsible for the Equity Income Strategy may recommend selling a security held in the Equity Income Strategy when the rationale for purchasing it has changed. This might be because the target price has been reached or the portfolio managers responsible for the Equity Income Strategy believe that there has been a negative change in the fundamental factors surrounding the company. In addition, the portfolio managers responsible for the Equity Income Strategy may recommend selling a security if better investment opportunities emerge elsewhere.

Growth Strategy

The portfolio managers responsible for the Growth Strategy employ a growth-oriented investment style, which means that they seek to identify stocks of companies that are experiencing or are expected to experience rapid earnings or revenue growth. The portfolio managers responsible for the Growth Strategy focus on high quality companies, especially those with products or services that are believed to be leaders in their market niches. The portfolio managers responsible for the Growth Strategy focus on individual stock selection, instead of trying to predict which industries or sectors will perform best. The Growth Strategy portfolio managers use fundamental research complemented by "thematic insights" to identify companies considered to have attractive investment characteristics, such as strong business models and competitive positions, solid cash flows and balance sheets, high quality management and high sustainable earnings growth.

The portfolio managers responsible for the Growth Strategy may recommend selling a security held in the Growth Strategy if the company's business momentum deteriorates or valuation becomes excessive. The portfolio managers responsible for the Growth Strategy also may recommend selling a security in the Growth Strategy if an event occurs that contradicts their rationale for purchasing it, such as deterioration in the company's financial fundamentals. In addition, the portfolio managers responsible for the Growth Strategy may recommend selling a security if better investment opportunities emerge elsewhere.

Portfolio Construction

The portfolio manager responsible for portfolio construction collaborates with both the portfolio managers responsible for the Equity Income Strategy and the portfolio managers responsible for the Growth Strategy to construct a high conviction portfolio (i.e., providing concentrated exposure to those securities the portfolio managers believe represent the highest quality companies recommended for their strategies), while seeking to manage risk. At the security level, the portfolio manager responsible for portfolio construction considers for investment by the fund those securities recommended by the portfolio managers responsible for the Equity Income Strategy and the Growth Strategy. With the universe identified, portfolio construction targets preserving the main investment exposures that the portfolio managers for the separate strategies are seeking to provide. At the sector level, portfolio construction will tilt the fund's portfolio to reflect the preferences of the portfolio managers responsible for the Equity Income Strategy and the Growth Strategy. The portfolio manager responsible for portfolio construction monitors security and sector weightings and regularly evaluates the fund's risk-adjusted returns to manage the risk profile of the fund's portfolio and adjust exposure limits as necessary.